Trade and other payables (Details) - CAD ($)	May 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Trade and other payables.
Trade payable	$ 1,473,770	$ 737,946	$ 560,870
Sales taxes payable	53,762	21,547	34,076
Government remittances		9,450	46,030
Salaries and vacation payable	250,329	261,388	207,078
Trade and other payables	$ 1,777,861	$ 1,030,331	$ 848,054